Concentrations and Risks (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) item	Dec. 31, 2017 CNY (¥) item	Dec. 31, 2016 item	Dec. 31, 2018 CNY (¥)
Concentrations and Risks
Accounts receivable, net	$ 47,181	¥ 392,942		¥ 324,392
Telecommunications service provider
Concentrations and Risks
Total number of telecommunications service providers	88	52	49
Telecommunications service provider | Servers and bandwidth expenditure
Concentrations and Risks
Number of service providers providing 10% or more of the Group's servers and bandwidth expenditure	3	2	4
Concentration risk percentage	48.00%	34.00%	81.00%
Credit risk | Accounts receivable | Distribution channel
Concentrations and Risks
Number of distribution channels with receivable balance exceeding 10% of the Group's accounts receivable	1	1
Credit risk | Accounts receivable | Distribution channel A
Concentrations and Risks
Accounts receivable, net | ¥		¥ 224,719		¥ 63,762
Distribution channel risk | Net revenues | Distribution channel
Concentrations and Risks
Concentration risk percentage	29.00%	38.00%	22.00%
Mobile games | Mobile game | Net revenues
Concentrations and Risks
Concentration risk percentage	71.00%	83.00%	65.00%
Mobile games | Mobile game 1 | Mobile game revenues
Concentrations and Risks
Concentration risk percentage	74.00%	72.00%	20.00%
Mobile games | Mobile game 2 | Mobile game revenues
Concentrations and Risks
Concentration risk percentage	11.00%	13.00%
Mobile games | Mobile game 2 | Mobile game revenues | Maximum
Concentrations and Risks
Concentration risk percentage			10.00%
Mobile games | Mobile game 3 | Mobile game revenues
Concentrations and Risks
Concentration risk percentage			29.00%
Mobile games | Mobile game 3 | Mobile game revenues | Maximum
Concentrations and Risks
Concentration risk percentage	10.00%	10.00%
Mobile games | Mobile game 4 | Mobile game revenues
Concentrations and Risks
Concentration risk percentage			14.00%
Mobile games | Mobile game 4 | Mobile game revenues | Maximum
Concentrations and Risks
Concentration risk percentage	10.00%	10.00%